Sep. 30, 2025
Lord Abbett Short Duration Tax Free Fund
Risk Table - Lord Abbett Short Duration Tax Free Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Municipal Asset-Backed Securities Risk

• Municipal Asset-Backed Securities Risk: A municipal asset-backed security is a type of pass-through instrument structured as a loan or note that pays interest that is eligible for exclusion from federal and state income taxation based upon the income from a collateralized underlying municipal asset or pool of municipal assets. Municipal asset-backed securities bear the risk that the underlying municipal assets will not be paid by issuers or by credit insurers or guarantors of such instruments. Some municipal asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk. Municipal asset-backed securities are subject to interest rate risk, credit risk and market risk. Certain municipal asset-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying assets tend to increase when interest rates fall and decrease when interest rates rise. When market interest rates increase, refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of municipal asset-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of municipal asset-backed securities may increase, the rates of prepayment of the underlying assets tend to increase, which shortens the effective duration of these securities.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· Short Duration Risk

• Short Duration Risk: Although any rise in interest rates is likely to cause the prices of debt obligations to fall, the comparatively short duration of the Fund’s portfolio holdings is intended to mitigate some of this risk. The Fund generally will earn less income and, during periods of declining interest rates, will provide lower total returns to investors than funds with longer durations.

· State and Territory Risk

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

· Taxability Risk

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular U.S. federal and state and local income taxes, as applicable), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

Lord Abbett Intermediate Tax Free Fund
Risk Table - Lord Abbett Intermediate Tax Free Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Municipal Asset-Backed Securities Risk

• Municipal Asset-Backed Securities Risk: A municipal asset-backed security is a type of pass-through instrument structured as a loan or note that pays interest that is eligible for exclusion from federal and state income taxation based upon the income from a collateralized underlying municipal asset or pool of municipal assets. Municipal asset-backed securities bear the risk that the underlying municipal assets will not be paid by issuers or by credit insurers or guarantors of such instruments. Some municipal asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk. Municipal asset-backed securities are subject to interest rate risk, credit risk and market risk. Certain municipal asset-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying assets tend to increase when interest rates fall and decrease when interest rates rise. When market interest rates increase, refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of municipal asset-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of municipal asset-backed securities may increase, the rates of prepayment of the underlying assets tend to increase, which shortens the effective duration of these securities.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· State and Territory Risk

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

· Taxability Risk

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular U.S. federal and state and local income taxes, as applicable), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

Lord Abbett National Tax-Free Income Fund
Risk Table - Lord Abbett National Tax-Free Income Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· State and Territory Risk

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

· Taxability Risk

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular U.S. federal and state and local income taxes, as applicable), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

· Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk

• Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and deferred interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources including the sale of Fund shares.

Lord Abbett High Income Municipal Bond Fund
Risk Table - Lord Abbett High Income Municipal Bond Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Defaulted Bonds Risk

• Defaulted Bonds Risk: Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and pay its obligations in full. The repayment of defaulted bonds therefore is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds may be repaid only after lengthy workout or bankruptcy proceedings, which typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Distressed Debt Risk

• Distressed Debt Risk: Distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in distressed debt securities.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· State and Territory Risk

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

· Taxability Risk

• Taxability Risk: There is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax- exempt income. In addition, the Fund may invest up to 100% of its net assets in municipal bonds the interest on which may be subject to AMT and invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular U.S. federal income tax. The income from private activity bonds is an item of tax preference for purposes of AMT, which may cause the income to be taxable to you. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

· Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk

• Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and deferred interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources including the sale of Fund shares.

Lord Abbett Short Duration High Income Municipal Bond Fund
Risk Table - Lord Abbett Short Duration High Income Municipal Bond Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the

Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Defaulted Bonds Risk

• Defaulted Bonds Risk: Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and pay its obligations in full. The repayment of defaulted bonds therefore is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds may be repaid only after lengthy workout or bankruptcy proceedings, which typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Distressed Debt Risk

• Distressed Debt Risk: Distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in distressed debt securities.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Municipal Asset-Backed Securities Risk

• Municipal Asset-Backed Securities Risk: A municipal asset-backed security is a type of pass-through instrument structured as a loan or note that pays interest that is eligible for exclusion from federal and state income taxation based upon the income from a collateralized underlying municipal asset or pool of municipal assets. Municipal asset-backed securities bear the risk that the underlying municipal assets will not be paid by issuers or by credit insurers or guarantors of such instruments. Some municipal asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk. Municipal asset-backed securities are subject to interest rate risk, credit risk and market risk. Certain municipal asset-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying assets tend to increase when interest rates fall and decrease when interest rates rise. When market interest rates increase, refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of municipal asset-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of municipal asset-backed securities may increase, the rates of prepayment of the underlying assets tend to increase, which shortens the effective duration of these securities.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· Short Duration Risk

• Short Duration Risk: Although any rise in interest rates is likely to cause the prices of debt obligations to fall, the comparatively short duration of the Fund’s portfolio holdings is intended to mitigate some of this risk. The Fund generally will earn less income and, during periods of declining interest rates, will provide lower total returns to investors than funds with longer durations.

· State and Territory Risk

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

· Taxability Risk

• Taxability Risk: There is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax- exempt income. In addition, the Fund may invest up to 100% of its net assets in municipal bonds the interest on which may be subject to AMT and invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular U.S. federal income tax. The income from private activity bonds is an item of tax preference for purposes of AMT, which may cause the income to be taxable to you. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

Lord Abbett California Tax-Free Income Fund
Risk Table - Lord Abbett California Tax-Free Income Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· State Specific Risk

• State Specific Risk: Because of the Fund’s geographic focus, the Fund is more exposed to risks affecting California municipal bond issuers than a fund that invests more widely. To the extent that the Fund invests in municipal bonds of issuers located outside California, the Fund may be exposed to risks affecting another state, territory (such as Puerto Rico), or region.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· Taxability Risk

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular U.S. federal and state and local income taxes, as applicable), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

· Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk

• Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and deferred interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources including the sale of Fund shares.

Lord Abbett New Jersey Tax-Free Income Fund
Risk Table - Lord Abbett New Jersey Tax-Free Income Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Non-Diversification Risk

• Non-Diversification Risk: The Fund is a non-diversified mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

· State Specific Risk

• State Specific Risk: Because of the Fund’s geographic focus, the Fund is more exposed to risks affecting New Jersey municipal bond issuers than a fund that invests more widely. To the extent that the Fund invests in municipal bonds of issuers located outside New Jersey, the Fund may be exposed to risks affecting another state, territory (such as Puerto Rico), or region.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· Taxability Risk

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular U.S. federal and state and local income taxes, as applicable), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

· Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk

• Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and deferred interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources including the sale of Fund shares.

Lord Abbett New York Tax-Free Income Fund
Risk Table - Lord Abbett New York Tax-Free Income Fund	Risk [Text Block]
PRINCIPAL RISKS

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Fixed Income Securities Risk

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

· Municipal Securities Risk

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

· Below Investment Grade Municipal Bond Risk

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

· Non-Diversification Risk

• Non-Diversification Risk: The Fund is a non-diversified mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

· State Specific Risk

• State Specific Risk: Because of the Fund’s geographic focus, the Fund is more exposed to risks affecting New York State and New York City municipal bond issuers than a fund that invests more widely. To the extent that the Fund invests in municipal bonds of issuers located outside New York State and New York City, the Fund may be exposed to risks affecting another state, city, territory (such as Puerto Rico), or region.

· Call Risk

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

· Credit Risk

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

· Inverse Floater Risk

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

· Derivatives Risk

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

· Extension Risk

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

· Governmental Risk

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

· Interest Rate Risk

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· Taxability Risk

• Taxability Risk: Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular U.S. federal and state and local income taxes, as applicable), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

· Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk

• Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and deferred interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources including the sale of Fund shares.